Income tax benefit/(expense)	12 Months Ended
Dec. 31, 2023
Income taxes paid (refund) [abstract]
Income tax benefit/(expense)
5.10 Income tax benefit/(expense)
The tax expense for the period comprises current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively. The current Income tax income/(expense) is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, based on amounts expected to be paid to the tax authorities.
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not be reversed within the foreseeable future.
5.10.1 Current income tax
Income tax income/(expense) is comprised of current and deferred tax.

	Year ended December 31,
in € thousand	2023	2022	2021
CURRENT TAX
Current income tax charge	(931)	(1,029)	(32)
Adjustments in respect of current income tax of previous year	(175)	97	(19)
DEFERRED TAX
Relating to origination and reversal of temporary differences	(1,695)	2,468	(3,395)
INCOME TAX BENEFIT/(EXPENSE)	(2,800)	1,536	(3,446)
The individual entities’ reconciliations, which are prepared on the basis of the tax rates applicable in each country while taking consolidation procedures into account, have been summarized in the reconciliation below. The estimated tax charge is reconciled to the effective tax charge disclosed.
The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated companies as follows:

	Year ended December 31,
in € thousand	2023	2022	2021
LOSS BEFORE TAX	(98,629)	(144,815)	(69,979)
Tax calculated at domestic tax rates applicable to profits in the respective countries	23,400	37,203	18,824
Income not subject to tax (mainly R&D tax credit)	190	7,435	10,739
Expenses not deductible for tax purposes	(1,902)	(26)	(2,509)
Deferred tax asset not recognized	(23,360)	(45,955)	(26,902)
Utilization of previously unrecognized tax losses	(1,593)	2,628	—
Income tax credit/withholding tax/other adjustments	553	101	(459)
Effect of change in applicable tax rate	(160)	586	(3,291)
Exchange differences	(25)	(526)	296
Income tax of prior years	98	90	(64)
Minimum income tax	(2)	(2)	(80)
INCOME TAX BENEFIT/(EXPENSE)	(2,800)	1,536	(3,446)
Effective income tax rate	—	—	—
Although the Group operates at a loss overall, there are profitable entities with revenues from the sale of commercialized travel vaccines and from the sale of third-party products.
5.10.2 Deferred tax
As at December 31, 2023, the deferred tax assets of €204.5 million (December 31, 2022: €199.5 million) were not recognized as there was not sufficient evidence that adequate taxable profit will be available against which the unused tax losses can be utilized in the foreseeable future. Deferred tax assets were only recognized for entities where sufficient evidence has been provided that adequate taxable profit will be available against which the unused tax losses can be utilized in the foreseeable future.
As at December 31, 2023, the Group had tax losses carried forward of €879.1 million (December 31, 2022: €821.6 million), of which €290.0 million related to Valneva SE (December 31, 2022: €272.1 million), €564.2 million related to Valneva Austria GmbH (December 31, 2022: €521.7 million), €10.4 million related to Valneva Scotland, Ltd. (December 31, 2022: €19.6 million), €13.7 million related to Valneva Sweden AB (December 31, 2022: €8.2 million) and €0.9 million related to Vaccines Holdings Sweden AB (December 31, 2022: €0.0 million).
Tax losses carried forward in France, Austria, United Kingdom and Sweden have no expiry date.
The gross movement on the deferred income tax account was as follows:

	Year ended December 31,
in € thousand	2023	2022	2021
BEGINNING OF THE YEAR	4,943	2,292	5,158
Exchange differences	(294)	171	529
Income statement charge / (credit)	(1,695)	2,480	(3,395)
END OF THE YEAR	2,954	4,943	2,292
The deferred tax assets and liabilities are allocable to the various balance sheet items as follows:

	Year ended December 31,
in € thousand	2023	2022
DEFERRED TAX ASSET FROM
Tax losses carried forward	207,858	203,852
Fixed assets	1,765	3,541
Inventory	4,388	3,306
Borrowings and accrued interest	4,722	1,526
Provision	1,501	1,659
Other items	217	2,502
Non-recognition of deferred tax assets	(204,529)	(199,493)
TOTAL DEFERRED TAX ASSETS	15,921	16,893
DEFERRED TAX LIABILITY FROM
Fixed assets	(6,364)	(4,789)
Intangible assets	(5,157)	(6,229)
Other items	(1,446)	(932)
TOTAL DEFERRED TAX LIABILITY	(12,967)	(11,950)
DEFERRED TAX, NET	2,954	4,943
The corporate income tax rate in Austria was 25% in 2022 and was reduced to 24% in 2023. The corporate income tax rate will be reduced to 23% from 2024 onward.
The corporate income tax rate in the United Kingdom was 19% until March 2023 and was increased to 25% from April 2023 onward.
The corporate income tax rate in France was reduced to 25% from 2022 onward.
The deferred tax assets and liabilities presented above as at December 31, 2023 and December 31, 2022 have been adjusted for these changes in tax rates.